Income taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 provincial_jurisdiction	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Loss before income taxes	(728)	(24,149)
Tax rate	25.26%	25.26%
Expected benefit	(184)	(6,101)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	0	(209)
Income tax adjustments and reassessments	(68)	(249)
Non deductible portion of capital losses	(72)	69
Stock-based compensation	232	315
Other	61	73
Income tax benefit	(31)	(6,102)
Current income tax (benefit) expense	(92)	(2,438)
Deferred income tax benefit	61	(3,664)
Deferred tax assets:
Non-capital losses	31,151	39,604
Deferred financing costs	1,135	1,709
Billings in excess of costs on uncompleted contracts	0	1,606
Capital lease obligations	16,148	10,914
Deferred lease inducements	64	91
Stock-based compensation	1,666	1,880
Other	481	409
Total deferred tax assets	50,645	56,213
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	9,538	5,338
Assets held for sale	6,466	13
Accounts receivable – holdbacks	3,084	2,308
Property, plant and equipment	58,134	56,945
Deferred partnership income	0	18,125
Total deferred tax liabilities	77,222	82,729
Net deferred income tax liability	(26,577)	(26,516)
Net deferred tax liability classification
Current asset	5,609	3,678
Long term asset	29,947	27,660
Current liability	(20,056)	(8,036)
Long term liability	(42,077)	(49,818)
Net deferred income tax liability	(26,577)	(26,516)
Number of provincial jurisdictions	3
Number of Additional Provincial Income Taxing Jurisdictions, Prior to Disposal	2
Operating loss carryforwards	123,307
2026
Net deferred tax liability classification
Operating loss carryforwards	283
2027
Net deferred tax liability classification
Operating loss carryforwards	0
2028
Net deferred tax liability classification
Operating loss carryforwards	0
2029
Net deferred tax liability classification
Operating loss carryforwards	1
2030
Net deferred tax liability classification
Operating loss carryforwards	5,334
2031
Net deferred tax liability classification
Operating loss carryforwards	18,567
2032
Net deferred tax liability classification
Operating loss carryforwards	48,910
2033
Net deferred tax liability classification
Operating loss carryforwards	34,788
2034
Net deferred tax liability classification
Operating loss carryforwards	15,424
Capital loss carryforward
Net deferred tax liability classification
Valuation allowance, amount	962	962